6. Pro-Forma Financial Information (unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Pro-Forma Financial Information (unaudited)

The following unaudited pro-forma data summarizes the results of operations for the three months ended March 31, 2015 as if the purchase of IPSA International, Inc. had been completed on January 1, 2015. The pro-forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2015.

Three Months Ended
March 31, 2015
Net revenues	$14,566,395
Operating income (loss)	(2,313,408)
Net loss per share – basic and fully diluted	$(0.04)

The following unaudited pro-forma data summarizes the results of operations for the years ended December 31, 2015 and December 31, 2014, as if the February 9, 2015 purchase of IPSA International, Inc. had been completed on January 1, 2014. The pro-forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2014.

	December 31, 2015	December 31, 2014
Net revenues	$34,390,577	$61,454,454
Operating loss	(12,841,292)	(7,109,581)
Net loss per share – basic	$(0.18)	$(0.18)
Net loss per share- diluted	$(0.18)	$(0.18)